Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Steward Funds, Inc.
Entity Central Index Key	0000092500
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Steward Covered Call Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Class A
Trading Symbol	SCJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class A/SCJAX)	$ 66	1.25% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 92,193,742
Holdings Count | Holding	184
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 92,193,742
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
Steward Covered Call Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Class C
Trading Symbol	SCJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class C/SCJCX)	$ 105	2.00% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.00%	[1]
Net Assets	$ 92,193,742
Holdings Count | Holding	184
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 92,193,742
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
Steward Covered Call Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Institutional Class
Trading Symbol	SCJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Institutional Class/SCJIX)	$ 53	1.00% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 92,193,742
Holdings Count | Holding	184
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 92,193,742
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
Steward Equity Market Neutral Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward Equity Market Neutral Fund
Class Name	Class A
Trading Symbol	SMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Class A/SMNAX)	$ 118	2.34% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.34%	[1]
Net Assets	$ 106,982,017
Holdings Count | Holding	218
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 106,982,017
Total number of portfolio holdings	218
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
Steward Equity Market Neutral Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward Equity Market Neutral Fund
Class Name	Institutional Class
Trading Symbol	SMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	$ 105	2.08% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.08%	[1]
Net Assets	$ 106,982,017
Holdings Count | Holding	218
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 106,982,017
Total number of portfolio holdings	218
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
Steward Global Equity Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Class A
Trading Symbol	SGIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class A/SGIDX)	$ 66	1.26% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%	[1]
Net Assets	$ 382,957,419
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 382,957,419
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%

Steward Global Equity Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Class C
Trading Symbol	SGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class C/SGIFX)	$ 104	2.00% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%	[1]
Net Assets	$ 382,957,419
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 382,957,419
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%

Steward Global Equity Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Class R6
Trading Symbol	SGIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class R6/SGIGX)	$ 47	0.90% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 382,957,419
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 382,957,419
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%

Steward Global Equity Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Institutional Class
Trading Symbol	SGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Institutional Class/SGISX)	$ 52	1.00% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 382,957,419
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 382,957,419
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%

Steward International Enhanced Index Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward International Enhanced Index Fund
Class Name	Class A
Trading Symbol	SNTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Class A/SNTKX)	$ 54	1.05% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 201,036,030
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 201,036,030
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Unilever PLC, Sponsored ADR	6.3%
SAP SE, Sponsored ADR	6.1%
Shell PLC, ADR	5.2%
ASML Holding N.V., Sponsored NYS	5.0%
RELX PLC, Sponsored ADR	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.6%
HSBC Holdings PLC, Sponsored ADR	3.4%
TotalEnergies SE, Sponsored ADR	3.2%
BHP Group Ltd., Sponsored ADR	2.9%
Sony Group Corp., Sponsored ADR	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Unilever PLC, Sponsored ADR	6.3%
SAP SE, Sponsored ADR	6.1%
Shell PLC, ADR	5.2%
ASML Holding N.V., Sponsored NYS	5.0%
RELX PLC, Sponsored ADR	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.6%
HSBC Holdings PLC, Sponsored ADR	3.4%
TotalEnergies SE, Sponsored ADR	3.2%
BHP Group Ltd., Sponsored ADR	2.9%
Sony Group Corp., Sponsored ADR	2.5%

Steward International Enhanced Index Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Steward International Enhanced Index Fund
Class Name	Class R6
Trading Symbol	SNTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Class R6/SNTFX)	$ 35	0.67% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 201,036,030
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 201,036,030
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Unilever PLC, Sponsored ADR	6.3%
SAP SE, Sponsored ADR	6.1%
Shell PLC, ADR	5.2%
ASML Holding N.V., Sponsored NYS	5.0%
RELX PLC, Sponsored ADR	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.6%
HSBC Holdings PLC, Sponsored ADR	3.4%
TotalEnergies SE, Sponsored ADR	3.2%
BHP Group Ltd., Sponsored ADR	2.9%
Sony Group Corp., Sponsored ADR	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Unilever PLC, Sponsored ADR	6.3%
SAP SE, Sponsored ADR	6.1%
Shell PLC, ADR	5.2%
ASML Holding N.V., Sponsored NYS	5.0%
RELX PLC, Sponsored ADR	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.6%
HSBC Holdings PLC, Sponsored ADR	3.4%
TotalEnergies SE, Sponsored ADR	3.2%
BHP Group Ltd., Sponsored ADR	2.9%
Sony Group Corp., Sponsored ADR	2.5%

Steward International Enhanced Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward International Enhanced Index Fund
Class Name	Institutional Class
Trading Symbol	SNTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Institutional Class/SNTCX)	$ 40	0.78% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 201,036,030
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 201,036,030
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Unilever PLC, Sponsored ADR	6.3%
SAP SE, Sponsored ADR	6.1%
Shell PLC, ADR	5.2%
ASML Holding N.V., Sponsored NYS	5.0%
RELX PLC, Sponsored ADR	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.6%
HSBC Holdings PLC, Sponsored ADR	3.4%
TotalEnergies SE, Sponsored ADR	3.2%
BHP Group Ltd., Sponsored ADR	2.9%
Sony Group Corp., Sponsored ADR	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Unilever PLC, Sponsored ADR	6.3%
SAP SE, Sponsored ADR	6.1%
Shell PLC, ADR	5.2%
ASML Holding N.V., Sponsored NYS	5.0%
RELX PLC, Sponsored ADR	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.6%
HSBC Holdings PLC, Sponsored ADR	3.4%
TotalEnergies SE, Sponsored ADR	3.2%
BHP Group Ltd., Sponsored ADR	2.9%
Sony Group Corp., Sponsored ADR	2.5%

Steward Large Cap Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Core Fund
Class Name	Class A
Trading Symbol	SJCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class A/SJCAX)	$ 54	1.00% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 140,026,994
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 140,026,994
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.5%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.6%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.4%
American Express Co.	1.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	5.5%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.6%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.4%
American Express Co.	1.3%

Steward Large Cap Core Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Core Fund
Class Name	Class R6
Trading Symbol	SJCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class R6/SJCRX)	$ 40	0.75% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 140,026,994
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 140,026,994
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment
makeup
of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.5%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.6%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.4%
American Express Co.	1.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	5.5%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.6%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.4%
American Express Co.	1.3%

Steward Large Cap Core Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Core Fund
Class Name	Institutional Class
Trading Symbol	SJCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Institutional Class/SJCIX)	$ 40	0.75% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 140,026,994
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 140,026,994
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN
HOLDINGS
Apple, Inc.	5.5%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.6%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.4%
American Express Co.	1.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN
HOLDINGS
Apple, Inc.	5.5%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.6%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.4%
American Express Co.	1.3%

Steward Large Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Growth Fund
Class Name	Class A
Trading Symbol	SJGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Class A/SJGAX)	$ 54	1.00% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 167,406,966
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 167,406,966
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	10.3%
Apple, Inc.	8.8%
Microsoft Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	1.8%
Adobe, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	10.3%
Apple, Inc.	8.8%
Microsoft Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	1.8%
Adobe, Inc.	1.7%

Steward Large Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	SJGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	$ 41	0.75% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 167,406,966
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 167,406,966
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	10.3%
Apple, Inc.	8.8%
Microsoft Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	1.8%
Adobe, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	10.3%
Apple, Inc.	8.8%
Microsoft Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	1.8%
Adobe, Inc.	1.7%

Steward Large Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Value Fund
Class Name	Class A
Trading Symbol	SJVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Class A/SJVAX)	$ 54	1.00% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 70,196,351
Holdings Count | Holding	90
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 70,196,351
Total number of portfolio holdings	90
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment
makeup
of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	2.3%
Walmart, Inc.	2.2%
Bank of America Corp.	2.1%
International Business Machines Corp.	1.8%
Verizon Communications, Inc.	1.7%
AT&T, Inc.	1.7%
NextEra Energy, Inc.	1.7%
Lowe’s Cos., Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Gilead Sciences, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	2.3%
Walmart, Inc.	2.2%
Bank of America Corp.	2.1%
International Business Machines Corp.	1.8%
Verizon Communications, Inc.	1.7%
AT&T, Inc.	1.7%
NextEra Energy, Inc.	1.7%
Lowe’s Cos., Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Gilead Sciences, Inc.	1.5%

Steward Large Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	SJVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Institutional Class/SJVIX)	$ 40	0.75% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 70,196,351
Holdings Count | Holding	90
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 70,196,351
Total number of portfolio holdings	90
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	2.3%
Walmart, Inc.	2.2%
Bank of America Corp.	2.1%
International Business Machines Corp.	1.8%
Verizon Communications, Inc.	1.7%
AT&T, Inc.	1.7%
NextEra Energy, Inc.	1.7%
Lowe’s Cos., Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Gilead Sciences, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	2.3%
Walmart, Inc.	2.2%
Bank of America Corp.	2.1%
International Business Machines Corp.	1.8%
Verizon Communications, Inc.	1.7%
AT&T, Inc.	1.7%
NextEra Energy, Inc.	1.7%
Lowe’s Cos., Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Gilead Sciences, Inc.	1.5%

Steward Select Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward Select Bond Fund
Class Name	Class A
Trading Symbol	SEAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Class A/SEAKX)	$ 49	0.96% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 204,062,755
Holdings Count | Holding	152
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 204,062,755
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the
net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.3%
QUALCOMM, Inc.	1.9%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.8%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.00%, 07/31/30	1.4%
American Express Co.	1.4%
PayPal Holdings, Inc.	1.4%
Valero Energy Corp.	1.4%
NIKE, Inc.	1.3%
Visa, Inc.	1.3%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.3%
QUALCOMM, Inc.	1.9%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.8%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.00%, 07/31/30	1.4%
American Express Co.	1.4%
PayPal Holdings, Inc.	1.4%
Valero Energy Corp.	1.4%
NIKE, Inc.	1.3%
Visa, Inc.	1.3%

Steward Select Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward Select Bond Fund
Class Name	Institutional Class
Trading Symbol	SEACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Institutional Class/SEACX)	$ 36	0.70% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 204,062,755
Holdings Count | Holding	152
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 204,062,755
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.3%
QUALCOMM, Inc.	1.9%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.8%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.00%, 07/31/30	1.4%
American Express Co.	1.4%
PayPal Holdings, Inc.	1.4%
Valero Energy Corp.	1.4%
NIKE, Inc.	1.3%
Visa, Inc.	1.3%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.3%
QUALCOMM, Inc.	1.9%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.8%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.00%, 07/31/30	1.4%
American Express Co.	1.4%
PayPal Holdings, Inc.	1.4%
Valero Energy Corp.	1.4%
NIKE, Inc.	1.3%
Visa, Inc.	1.3%

Steward Values Enhanced Large Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Large Cap Fund
Class Name	Class A
Trading Symbol	SEEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index

Fund) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class A/SEEKX)	$ 46	0.85% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[1]
Material Change Date	Aug. 28, 2024
Net Assets	$ 251,755,788
Holdings Count | Holding	433
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 251,755,788
Total number of portfolio holdings	433
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	7.0%
NVIDIA Corp.	7.0%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	7.0%
NVIDIA Corp.	7.0%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
Steward Values Enhanced Large Cap Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Large Cap Fund
Class Name	Class R6
Trading Symbol	SEEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index

Fund) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	$ 27	0.50% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[1]
Material Change Date	Aug. 28, 2024
Net Assets	$ 251,755,788
Holdings Count | Holding	433
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 251,755,788
Total number of portfolio holdings	433
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets
of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	7.0%
NVIDIA Corp.	7.0%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	7.0%
NVIDIA Corp.	7.0%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
Steward Values Enhanced Large Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Large Cap Fund
Class Name	Institutional Class
Trading Symbol	SEECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index

Fund) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	$ 32	0.60% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[1]
Material Change Date	Aug. 28, 2024
Net Assets	$ 251,755,788
Holdings Count | Holding	433
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 251,755,788
Total number of portfolio holdings	433
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	7.0%
NVIDIA Corp.	7.0%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	7.0%
NVIDIA Corp.	7.0%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
Steward Values Enhanced Small-Mid Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Small-Mid Cap Fund
Class Name	Class A
Trading Symbol	TRDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX)	$ 43	0.82% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[1]
Material Change Date	Aug. 28, 2024
Net Assets	$ 215,533,293
Holdings Count | Holding	957
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 215,533,293
Total number of portfolio holdings	957
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Texas Pacific Land Corp.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Williams-Sonoma, Inc.	0.5%
Dynatrace, Inc.	0.5%
US Foods Holding Corp.	0.5%
United Therapeutics Corp.	0.5%
Chesapeake Energy Corp.	0.5%
Manhattan Associates, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Texas Pacific Land Corp.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Williams-Sonoma, Inc.	0.5%
Dynatrace, Inc.	0.5%
US Foods Holding Corp.	0.5%
United Therapeutics Corp.	0.5%
Chesapeake Energy Corp.	0.5%
Manhattan Associates, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
Steward Values Enhanced Small-Mid Cap Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Small-Mid Cap Fund
Class Name	Class R6
Trading Symbol	SSMOX
Annual or Semi-Annual Statement [Text Block]	This
semi-annual shareholder report
contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	$ 27	0.51% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[1]
Material Change Date	Aug. 28, 2024
Net Assets	$ 215,533,293
Holdings Count | Holding	957
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 215,533,293
Total number of portfolio holdings	957
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Texas Pacific Land Corp.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Williams-Sonoma, Inc.	0.5%
Dynatrace, Inc.	0.5%
US Foods Holding Corp.	0.5%
United Therapeutics Corp.	0.5%
Chesapeake Energy Corp.	0.5%
Manhattan Associates, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Texas Pacific Land Corp.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Williams-Sonoma, Inc.	0.5%
Dynatrace, Inc.	0.5%
US Foods Holding Corp.	0.5%
United Therapeutics Corp.	0.5%
Chesapeake Energy Corp.	0.5%
Manhattan Associates, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Small-Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	SCECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/ . You can also request this information by contacting us at 888-845-6910.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	$ 32	0.61% (1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Material Change Date	Aug. 28, 2024
Net Assets	$ 215,533,293
Holdings Count | Holding	957
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 215,533,293
Total number of portfolio holdings	957
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Texas Pacific Land Corp.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Williams-Sonoma, Inc.	0.5%
Dynatrace, Inc.	0.5%
US Foods Holding Corp.	0.5%
United Therapeutics Corp.	0.5%
Chesapeake Energy Corp.	0.5%
Manhattan Associates, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Texas Pacific Land Corp.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Williams-Sonoma, Inc.	0.5%
Dynatrace, Inc.	0.5%
US Foods Holding Corp.	0.5%
United Therapeutics Corp.	0.5%
Chesapeake Energy Corp.	0.5%
Manhattan Associates, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you
may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.

Material Fund Change Name [Text Block]	Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you
may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Updated Prospectus Phone Number	888-845-6910
Updated Prospectus Web Address	crossmarkglobal.com/stewardfunds/

[1]	Annualized.